Related Party Transactions (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Director [Member]
Related Party Transaction [Line Items]
Payment made to director for services	$ 240,500	$ 215,000	$ 144,758
Non-cash transaction to recognize stock based compensation for directors	1,116,551	598,153	0
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Payments made in pursuant to a lease agreement	$ 93,656	$ 96,080	$ 91,469